Bonds (Details) S/ in Thousands		1 Months Ended		2 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Aug. 13, 2021 USD ($) shares	Mar. 31, 2022 shares	Feb. 28, 2015 PEN (S/)	Feb. 28, 2022 shares	Mar. 31, 2020 PEN (S/)	Mar. 31, 2020 USD ($)	Dec. 31, 2022 PEN (S/) shares	Dec. 31, 2023 PEN (S/)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2021 PEN (S/)	May 31, 2022 shares	Jan. 01, 2020 PEN (S/)	Jan. 01, 2020 USD ($)
Bonds [Line Items]
Issue of corporate bonds										S/ 357,424
Fair value of bonds							S/ 19,700	S/ 13,600	19,700
Maximum amount of bond can be borrowed												S/ 25,900
Total amount of issuance (in Dollars) | $	$ 89,900,000
Bonds issued (in Shares) | shares	89,970	77,263,799		140,940,146			901,834,231
Nominal value (in Dollars) | $	$ 1,000
Bearing interest rate								8.00%
Conversion price description								US$ 0.33 (zero and 33/100 US dollars) per share and (ii) 80% of the average price of transactions occurred thirty (30) days prior to the Conversion Date, weighted by the volume of each transaction.
Bonds issued (in Shares) | shares				11,000							78,970
Tren Urbano de Lima S.A. [Member]
Bonds [Line Items]
Issue of corporate bonds			S/ 629,000
Issuance costs								S/ 22,000
Principal repayment								26,000	19,800
Accumulated amortization								152,800	126,800
Interest payable							S/ 143,300	146,100	143,300
Red Vial 5 S.A. [Member]
Bonds [Line Items]
Issue of corporate bonds								365,000
Cumbra Peru S.A. [Member]
Bonds [Line Items]
Issue of corporate bonds					S/ 25,900	$ 7,800,000
Maximum amount of bond can be borrowed | $													$ 7,800,000
Level 3 of fair value hierarchy [member]
Bonds [Line Items]
Fair value of bonds							630,700	S/ 628,400	S/ 630,700
Discounted cash flows rates								12.00%	11.40%
Level 3 of fair value hierarchy [member] | Tren Urbano de Lima S.A. [Member]
Bonds [Line Items]
Discounted cash flows rates								4.90%	5.90%
Level 2 of fair value hierarchy [member] | Red Vial 5 S.A. [Member]
Bonds [Line Items]
Fair value of bonds							S/ 224,800	S/ 184,600	S/ 224,800
Discounted cash flows rates								8.10%	8.10%